Income taxes - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Income (loss) before income taxes	$ 5,527	$ (5,928)
Current	2,172	2,438
Deferred	(10,303)	(1,007)
Income tax expense (recovery)	(8,131)	1,431
Italy
Income Taxes [Line Items]
Income (loss) before income taxes	921	5,244
Current	1,417	2,007
Deferred	(10,373)	(1,146)
Income tax expense (recovery)	(8,956)	861
United States
Income Taxes [Line Items]
Income (loss) before income taxes	31,476	21,400
Current	(3)	(274)
Deferred	0	0
Income tax expense (recovery)	(3)	(274)
Canada
Income Taxes [Line Items]
Income (loss) before income taxes	(35,809)	(31,429)
Current	69	80
Deferred	0	0
Income tax expense (recovery)	69	80
Other
Income Taxes [Line Items]
Income (loss) before income taxes	8,939	(1,143)
Current	689	625
Deferred	70	139
Income tax expense (recovery)	$ 759	$ 764